COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Annual Lease Payments
The facilities of the Company are rented under operating lease agreements that expire on various dates ending in 2018. Minimum future rental payments are:.

2014	$113
2015	81
2016	34
2017	30
2018	30

$288